Summary Of Business And Significant Accounting Policies (Summary Of Impact On Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments	$ 657	$ 1,133
Retained earnings	3,355	2,460
Accumulated other comprehensive income	(3,005)	(1,825)
Equity Method Lag Adjustment [Member]
Investments	25	(41)
Retained earnings	25	44
Accumulated other comprehensive income	$ 0	$ 3